                                                       -------------------------
                                                       Deutsche Asset Management
                                                       -------------------------

Deutsche Asset Management Cash Reserve Prime Shares
Class A Shares
Class B Shares
Class C Shares

Supplement dated September 13, 2001 to Prospectus dated August 1, 2001

The following supplements the `Important Information about Buying and Selling Fund shares' section in the Fund's prospectus:

Beginning September 13, 2001, the Fund will accept purchase and sale orders, even if the New York Stock Exchange is closed, on those days on which the `Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity. You should contact your service agent to insure that your service agent can process all transactions in a timely fashion.

The Fund will not accept exchanges from other funds until the New York Stock Exchange is open.


              Please Retain This Supplement for Future Reference


SUPPBDCASH 9/01

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.

CUSIPs:
014.470.306
014.470.876
251.521.100


                                                         A Member of the
                                                         Deutsche Bank Group [/]

Deutsche Banc Alex. Brown

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. - Institutional Shares Prime Series
Treasury Series
Tax-Free Series

Supplement dated September 13, 2001 to Prospectus dated August 1, 2001

The following supplements the `Important Information about Buying and Selling Fund shares' section in the Funds' prospectus:

Beginning September 13, 2001, the Funds will accept purchase and sale orders, even if the New York Stock Exchange is closed, on those days on which the `Fed wire' is open, the primary trading markets for the Funds' portfolio instruments are open and the Funds' management believes there is adequate liquidity. You should contact your service agent to insure that your service agent can process all transactions in a timely fashion.

Each Fund will not accept exchanges from other funds until the New York Stock Exchange is open.


              Please Retain This Supplement for Future Reference


SUPPCASHI 9/01

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.

CUSIPs:
014.470.405
014.470.504


                                                               Deutsche Bank [/]

Deutsche Banc Alex. Brown

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.
Prime Series
Treasury Series
Tax-Free Series

Supplement dated September 13, 2001 to Prospectus dated August 1, 2001

The following supplements the `Important Information about Buying and Selling Fund shares' section in the Funds' prospectus:

Beginning September 13, 2001, the Funds will accept purchase and sale orders, even if the New York Stock Exchange is closed, on those days on which the `Fed wire' is open, the primary trading markets for the Funds' portfolio instruments are open and the Funds' management believes there is adequate liquidity. You should contact your service agent to insure that your service agent can process all transactions in a timely fashion.

Each Fund will not accept exchanges from other funds until the New York Stock Exchange is open.


              Please Retain This Supplement for Future Reference


SUPCOMBMON (09/01)

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.

CUSIPs:
014.471.106
014.471.205
014.470.801


                                                               Deutsche Bank [/]

Quality Cash Reserve Prime Shares
A Class of the Prime Series of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.


Supplement dated September 13, 2001 to Prospectus dated August 1, 2001

The following supplements the `Important Information about Buying and Selling Fund shares' section in the Fund's prospectus:

Beginning September 13, 2001, the Fund will accept purchase and sale orders, even if the New York Stock Exchange is closed, on those days on which the `Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity. You should contact your service agent to insure that your service agent can process all transactions in a timely fashion.

The Fund will not accept exchanges from other funds until the New York Stock Exchange is open.


              Please Retain This Supplement for Future Reference


Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.

CUSIP:
014.470.884